Operating Segment and Geographical Information (Details 2) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jun. 27, 2015	Mar. 28, 2015	[1]	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Revenues from External Customers [Line Items]
Revenue	$ 608,069	$ 620,681	$ 708,335	$ 673,641	$ 634,892		$ 397,086	$ 362,667	$ 316,321	$ 2,610,726	$ 1,710,966	$ 1,148,231
Geographic Concentration Risk [Member] | Sales [Member] | United States [Member]
Revenues from External Customers [Line Items]
Revenue										$ 306,328	$ 315,775	$ 342,805
Percentage										12.00%	18.00%	30.00%
Geographic Concentration Risk [Member] | Sales [Member] | International [Member]
Revenues from External Customers [Line Items]
Revenue										$ 2,304,398	$ 1,395,191	$ 805,426
Geographic Concentration Risk [Member] | Sales [Member] | Asia [Member]
Revenues from External Customers [Line Items]
Percentage										83.00%	75.00%	66.00%
Geographic Concentration Risk [Member] | Sales [Member] | Europe [Member]
Revenues from External Customers [Line Items]
Percentage										4.00%	6.00%	4.00%
Geographic Concentration Risk [Member] | Sales [Member] | Other [Member]
Revenues from External Customers [Line Items]
Percentage										1.00%	1.00%	0.00%

[1]	1. The Business Combination was completed on January 1, 2015, and as a result, TriQuint's results of operations which include revenue of $259.5 million and a net loss of $132.5 million, are included for the period of January 1, 2015 through March 28, 2015.